LEASE LIABILITY - Disclosure of detailed information about non-current contractual lease obligations (Detail)	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	$ 100,709
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	25,083
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	56,815
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	13,278
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	$ 5,533